OTHER LONG-TERM ASSETS - Summary of Other Long-Term Assets (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Other Long Term Assets [Abstract]
Contract asset		$ 422	$ 402
Restricted cash		104	168
Other		77	65
Other long-term assets, net	[1]	$ 603	$ 635	$ 290

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).